Summary of Signification Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Signification Accounting Policies [Abstract]
Schedule of Intangible Assets Useful Lives

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Schedule of Disaggregation Information of Revenues

In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	For the years ended December 31,
Product/Service Type	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue
Food and beverage	$31,533,800	54%	$25,716,683	42%	$14,024,908	32%
Fresh produce	11,949,010	20%	19,375,772	31%	21,254,818	48%
Lifestyle and other personal care items	26,320	1%	1,932,630	3%	2,846,407	6%
Packaged-tour	14,789,379	24%	14,661,085	24%	6,434,285	14%
Others	5,326	1%	—	—	—	—
Total	$58,303,835	100%	$61,686,170	100%	$44,560,418	100%

Schedule of Revenues Classified by the Geographic areas

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the years ended December 31,
Product/Service Type	2024	Percentage of Total Revenue	2023	Percentage of Total Revenue	2022	Percentage of Total Revenue
Singapore	$20,816,131	36%	$25,254,134	41%	$24,786,700	55%
Indonesia	37,487,704	64%	36,432,036	59%	19,541,277	44%
Malaysia	—	—%	—	—%	232,441	1%
Total	$58,303,835	100%	$61,686,170	100%	$44,560,418	100%